Employee benefits (Tables)	9 Months Ended
Sep. 30, 2023
Employee Benefits [Abstract]
Schedule of Net Employee Benefit Obligations	The total net employee benefit obligations as at September 30, 2023 is as follows:

€m
Balance as of January 1, 2023	132.1
Service cost	2.8
Net interest expense	3.2
Actuarial gains on pension scheme valuations	(12.1)
Benefits paid	(5.3)
Other movements	(1.3)
Foreign exchange differences on translation	(1.2)
Balance as of September 30, 2023	118.2